Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		¥ 58,803	¥ 41,389
Fair value, available-for-sale securities		31,673,890	27,853,035
Amortized cost, held-to-maturity securities		1,519,055	887,149
Total		1,465,576
Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		38,379	34,562
Amortized cost, held-to-maturity securities		479,980
Total		485,081
Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		2,165	658
Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		8,444	46
Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		2,578	209
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities	[1]	3,985	687
Amortized cost, held-to-maturity securities		1,039,075
Total		980,495
Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		312	188
Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		214	39
Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		1,705	3,574
Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		1,021	1,426
Available-for-sale securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	31,702,397	27,856,703
Gross unrealized gains, available-for-sale securities		30,296	37,721
Gross unrealized losses, available-for-sale securities		58,803	41,389
Fair value, available-for-sale securities		31,673,890	27,853,035
Available-for-sale securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	25,191,315	20,953,200
Gross unrealized gains, available-for-sale securities		5,794	1,945
Gross unrealized losses, available-for-sale securities		38,379	34,562
Fair value, available-for-sale securities		25,158,730	20,920,583
Available-for-sale securities | Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	421,557	463,673
Gross unrealized gains, available-for-sale securities		254	544
Gross unrealized losses, available-for-sale securities		2,165	658
Fair value, available-for-sale securities		419,646	463,559
Available-for-sale securities | Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	381,653	906,499
Gross unrealized gains, available-for-sale securities		0	4,440
Gross unrealized losses, available-for-sale securities		8,444	46
Fair value, available-for-sale securities		373,209	910,893
Available-for-sale securities | Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	1,338,295	1,505,770
Gross unrealized gains, available-for-sale securities		220	1,975
Gross unrealized losses, available-for-sale securities		2,578	209
Fair value, available-for-sale securities		1,335,937	1,507,536
Available-for-sale securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3],[4]	452,830	512,720
Gross unrealized gains, available-for-sale securities	[4]	1,695	8,746
Gross unrealized losses, available-for-sale securities	[4]	3,985	687
Fair value, available-for-sale securities	[4]	450,540	520,779
Available-for-sale securities | Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	58,246	70,111
Gross unrealized gains, available-for-sale securities		194	761
Gross unrealized losses, available-for-sale securities		312	188
Fair value, available-for-sale securities		58,128	70,684
Available-for-sale securities | Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	848,568	709,938
Gross unrealized gains, available-for-sale securities		5,437	6,196
Gross unrealized losses, available-for-sale securities		214	39
Fair value, available-for-sale securities		853,791	716,095
Available-for-sale securities | Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	2,222,670	1,897,117
Gross unrealized gains, available-for-sale securities		14,212	10,537
Gross unrealized losses, available-for-sale securities		1,705	3,574
Fair value, available-for-sale securities		2,235,177	1,904,080
Available-for-sale securities | Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3],[5]	787,263	837,675
Gross unrealized gains, available-for-sale securities	[5]	2,490	2,577
Gross unrealized losses, available-for-sale securities	[5]	1,021	1,426
Fair value, available-for-sale securities	[5]	788,732	838,826
Held-to-maturity Securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[2],[3]	1,519,055	887,149
Gross unrealized gains, held-to-maturity securities		5,125	19,733
Gross unrealized losses, held-to-maturity securities		58,604	3,273
Total		1,465,576	903,609
Held-to-maturity Securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[2],[3]	479,980	479,959
Gross unrealized gains, held-to-maturity securities		5,101	9,555
Gross unrealized losses, held-to-maturity securities		0	0
Total		485,081	489,514
Held-to-maturity Securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[2],[3],[6]	1,039,075	407,190
Gross unrealized gains, held-to-maturity securities	[6]	24	10,178
Gross unrealized losses, held-to-maturity securities	[6]	58,604	3,273
Total	[6]	¥ 980,495	¥ 414,095

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥107,077 million at March 31, 2021, and ¥261,867 million at March 31, 2022. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[2]	Accrued interest receivables are excluded from amortized cost, of which the amount were ¥10,379 million at March 31, 2021, and ¥4,702 million at March 31, 2022 and included in Accrued income.
[3]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥13,617 million at March 31, 2021, and ¥34,326 million at March 31, 2022.
[4]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥520,746 million and ¥33 million, respectively, at March 31, 2021, and ¥450,507 million and ¥33 million, respectively, at March 31, 2022. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[5]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥275,661 million at March 31, 2021, and ¥247,762 million at March 31, 2022.
[6]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.